Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
September 30, 2023

Dates Covered
Collections Period	09/01/23 - 09/30/23
Interest Accrual Period	09/15/23 - 10/15/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/23	862,724,204.23	40,149
Yield Supplement Overcollateralization Amount 08/31/23	88,298,410.20	0
Receivables Balance 08/31/23	951,022,614.43	40,149
Principal Payments	31,544,158.54	1,292
Defaulted Receivables	765,238.55	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/23	84,222,017.95	0
Pool Balance at 09/30/23	834,491,199.39	38,828

Pool Statistics	$ Amount	# of Accounts
Pool Factor	79.01%
Prepayment ABS Speed	1.50%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	7,743,412.28	316
Past Due 61-90 days	2,485,519.77	91
Past Due 91-120 days	558,548.27	24
Past Due 121+ days	0.00	0
Total	10,787,480.32	431

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.17%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	477,672.60
Aggregate Net Losses/(Gains) - September 2023	287,565.95
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.36%
Prior Net Losses/(Gains) Ratio	0.21%
Second Prior Net Losses/(Gains) Ratio	0.35%
Third Prior Net Losses/(Gains) Ratio	0.39%
Four Month Average	0.33%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.10%

Overcollateralization Target Amount	9,596,648.79
Actual Overcollateralization	9,596,648.79
Weighted Average Contract Rate	5.64%
Weighted Average Contract Rate, Yield Adjusted	10.39%
Weighted Average Remaining Term	54.86

Flow of Funds	$ Amount
Collections	36,503,905.06
Investment Earnings on Cash Accounts	16,870.85
Servicing Fee	(792,518.85)
Transfer to Collection Account	-
Available Funds	35,728,257.06

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,460,888.98
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	2,571,676.49
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,596,648.79
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,163,840.05

Total Distributions of Available Funds	35,728,257.06

Servicing Fee	792,518.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 09/15/23	852,802,875.88
Principal Paid	27,908,325.28
Note Balance @ 10/16/23	824,894,550.60

Class A-1
Note Balance @ 09/15/23	25,972,875.88
Principal Paid	25,972,875.88
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-2a
Note Balance @ 09/15/23	230,000,000.00
Principal Paid	1,162,280.32
Note Balance @ 10/16/23	228,837,719.68
Note Factor @ 10/16/23	99.4946607%

Class A-2b
Note Balance @ 09/15/23	153,000,000.00
Principal Paid	773,169.08
Note Balance @ 10/16/23	152,226,830.92
Note Factor @ 10/16/23	99.4946607%

Class A-3
Note Balance @ 09/15/23	297,200,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	297,200,000.00
Note Factor @ 10/16/23	100.0000000%

Class A-4
Note Balance @ 09/15/23	99,500,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	99,500,000.00
Note Factor @ 10/16/23	100.0000000%

Class B
Note Balance @ 09/15/23	31,390,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	31,390,000.00
Note Factor @ 10/16/23	100.0000000%

Class C
Note Balance @ 09/15/23	15,740,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	15,740,000.00
Note Factor @ 10/16/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,656,091.73
Total Principal Paid	27,908,325.28
Total Paid	31,564,417.01

Class A-1
Coupon	5.31600%
Interest Paid	118,895.17
Principal Paid	25,972,875.88
Total Paid to A-1 Holders	26,091,771.05

Class A-2a
Coupon	5.25000%
Interest Paid	1,006,250.00
Principal Paid	1,162,280.32
Total Paid to A-2a Holders	2,168,530.32

Class A-2b
SOFR Rate	5.31328%
Coupon	6.02328%
Interest Paid	793,567.14
Principal Paid	773,169.08
Total Paid to A-2b Holders	1,566,736.22

Class A-3
Coupon	4.66000%
Interest Paid	1,154,126.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,154,126.67

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.5025739
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.7364660
Total Distribution Amount	30.2390399

A-1 Interest Distribution Amount	0.5479040
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	119.6906723
Total A-1 Distribution Amount	120.2385763

A-2a Interest Distribution Amount	4.3750000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	5.0533927
Total A-2a Distribution Amount	9.4283927

A-2b Interest Distribution Amount	5.1867133
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	5.0533927
Total A-2b Distribution Amount	10.2401060

A-3 Interest Distribution Amount	3.8833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.8833333

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	92.15
Noteholders' Third Priority Principal Distributable Amount	563.99
Noteholders' Principal Distributable Amount	343.86

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/23	2,616,119.83
Investment Earnings	11,310.62
Investment Earnings Paid	(11,310.62)
Deposit/(Withdrawal)	-
Balance as of 10/16/23	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,674,117.81	$5,125,475.22	$3,297,326.19
Number of Extensions	159	171	119
Ratio of extensions to Beginning of Period Receivables Balance	0.49%	0.52%	0.32%